PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Details) - Pension Benefits - CAD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 8,686	$ 8,665	$ 7,546
ABO	7,848	7,863
Fair value of plan assets	$ 9,333	$ 8,764	$ 7,904